Research, Development and Engineering (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research, Development and Engineering
RD&E expense	$ 6,302	$ 6,258	$ 6,026
Scientific research, application of scientific advances, services and application	6,034	5,990	5,720
Software-related expenses	3,078	3,097	3,028
Product-related engineering expenses	$ 268	$ 267	$ 306